Risk Report - Asset Quality - Modified Assets (Detail: Text Value) - Modified Assets Amortized Cost [Member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Modified Assets Amortized Cost [Line Items]
Increase (decrease) in modified assets at amortized cost due to client related modifications	€ 107	€ (194)
Increase (decrease) in modified assets at amortized cost due to client related modifications, in percent	228.00%	(80.00%)